-LINE OF CREDIT	9 Months Ended
Sep. 30, 2011
-LINE OF CREDIT

NOTE K—LINE OF CREDIT

Two of the Company’s subsidiaries have lines of credit with Bank of America. The line of credit for CKO is 14.73% interest and the line of credit for China Print, Inc. is 9.25%. The outstanding balances of the line of credit by Subsidiary as of December 31, 2010 are as follows:

CKO (Timothy Carnahan is the guarantor)	$ 39,861
CYIOS Group	11,607
$ 51,468